Transactions with Related Parties (Predecessor) (Details) (Dorian (Hellas) S.A, USD $)	0 Months Ended	9 Months Ended	4 Months Ended	12 Months Ended		4 Months Ended
	Jul. 26, 2013	Mar. 31, 2014	Jul. 28, 2013 Predecessor	Mar. 31, 2013 Predecessor	Mar. 31, 2012 Predecessor	Jul. 28, 2013 Predecessor VLGC vessels	Jul. 28, 2013 Predecessor PGC vessels
Transactions with related parties
Initial term of agreement entered into with the related party by the entity			12 months
Period of written advance notice of termination after initial termination period			2 months
Charter hire commission (as a percent)						1.25%	2.00%
Fixed monthly management fee	$ 93,750					$ 40,000	$ 32,000
Commission as a percentage of contract price			1.00%
Charter hire commissions, included in Voyage expenses-related party			198,360	505,926	448,683
Management fees		$ 3,028,889	$ 601,202	$ 1,824,000	$ 1,824,000